Shareholders' equity and dividends - narrative (Details)	3 Months Ended				12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016 NOK (kr) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 NOK (kr) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Total number of shares issued				3,245,049,411			3,323,167,853	3,323,167,853	3,245,049,411
Dividends discount rate	5.00%	5.00%	5.00%	5.00%
Treasury shares [member]
Total number of shares issued				4,011,860			3,323,671	3,323,671	4,011,860
Treasury shares purchased | $					$ 63,000,000	$ 62,000,000
Treasury shares employees [member]
Total number of shares issued				3,882,153			3,219,327	3,219,327	3,882,153
Number of shares outstanding				11,138,890			11,243,234	11,243,234	11,138,890
United States Dollar (USD) [Member]
Share capital | $								$ 1,179,542,543	$ 1,155,993,270
Norwegian kroner (NOK) [Member]
Share capital | kr				kr 8,112,623,527.5			kr 8,307,919,632.5
Nominal value per share | $ / shares								$ 2.5	$ 2.5